EA Series Trust
19 East Eagle Road
Havertown, PA 19083

February 24, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust (the “Trust”) File Nos. 333-195493; 811-22961 RockCreek Global Equality ETF (S000090524) (the “Fund”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 22, 2025, and filed electronically as Post-Effective Amendment No. 441 to the Trust’s Registration Statement on February 14, 2025.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738.
Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary